Summary of Significant Accounting Policies (Details Narrative)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2025 Segment	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Segment $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares
Property, Plant and Equipment [Line Items]
Number of operating segments | Segment	1
Sonnet BioTherapeutics Holdings, Inc. [Member]
Property, Plant and Equipment [Line Items]
Number of operating segments | Segment									1
Impairment charges of long-lived assets									$ 0	$ 0
Deferred offering costs			$ 15,000						15,000	49,988
Cash refund							The cash refund is available to eligible companies with annual aggregate revenues of less than $20.0 million (Australian) during the reimbursable period.
Tax incentive			$ 762,078		$ 597,393		$ 597,393		762,078	786,574
Other income							$ 720,102	$ 4,327,946	$ 4,327,946
Reverse stock split description			1-for-8 reverse stock split
Warrants to purchase common stock | shares						187,500		187,500
Warrant, shares | shares			1,265,972		5,789,600		5,789,600		1,265,972
Cash refund (payment) related to tax incentive program					$ 300,000	$ 100,000	$ 600,000	$ 500,000
Proceeds from income tax refunds										$ 800,000
Sonnet BioTherapeutics Holdings, Inc. [Member] | Prefunded October 2023 Warrants [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase common stock | shares			99,687		99,687	99,687	99,687	99,687	99,687
Exercise price | $ / shares			$ 0.0008		$ 0.0008	$ 0.0008	$ 0.0008	$ 0.0008	$ 0.0008
Warrant, shares | shares			187,500						187,500
Sonnet BioTherapeutics Holdings, Inc. [Member] | Series B Warrants [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase common stock | shares										17
Exercise price | $ / shares										$ 0.25
Sonnet BioTherapeutics Holdings, Inc. [Member] | Prefunded December Two Thousand Twenty Four Warrants [Member]
Property, Plant and Equipment [Line Items]
Exercise price | $ / shares					$ 0.0001		$ 0.0001
Warrant, shares | shares					545,500		545,500
Sonnet BioTherapeutics Holdings, Inc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Research and development credits tax benefits							80.00%		80.00%
Sonnet BioTherapeutics Holdings, Inc. [Member] | Research and Development Tax Incentive Program [Member]
Property, Plant and Equipment [Line Items]
Cash refund									The cash refund is available to eligible companies with annual aggregate revenues of less than $20.0 million (Australian) during the reimbursable period.
Tax incentive					$ 600,000		$ 600,000			$ 800,000
Cash refund		$ 700,000		$ 800,000
Change in foreign exchange rates				$ 100,000
Cash refund expected to be received										$ 800,000
Proceeds from income tax refunds									$ 700,000